Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations

2. Business Combinations

Theraplant, LLC

On November 26, 2021, the Company consummated the Theraplant Business Combination. Under the terms of the acquisition, the Company paid consideration of $153,040 thousand at close, consisting of $91,196 thousand in cash, $43,500 thousand in fair value of shares issued of the Company’s common stock, $9,616 thousand in the form of a convertible note, paid down $6,754 thousand of outstanding debt and agreed to pay an incremental $1,975 thousand based upon the sale of an investment and certain tax reimbursements on the date of the transaction.

This acquisition qualified as a business combination in accordance with ASC 805, Business Combinations (“ASC 805”). In accordance with the ASC 805, acquisition method of accounting, the purchase price allocation of assets acquired, and liabilities assumed of Theraplant are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date. Accordingly, the Company recorded an allocation of the acquisition consideration to Theraplant’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill.

Preliminary Purchase Price Allocation

The following is a summary of the estimated fair values of the assets acquired and liabilities assumed (in thousands) as of the acquisition date on November 26, 2021:

Trade receivables	$1,425
Inventory	7,965
Other Current Assets	593
Fixed Assets	16,074
Leafline Industries, LLC	2,259
Intangible assets	107,000
Accounts payable and other liabilities	(1,025)
Accrued Liabilities	(1,173)
Net identifiable assets acquired	133,118
Goodwill	19,922
Total acquisition consideration	$153,040

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$4,000	3
Customer relationships	23,000	5
Licenses	80,000	10
Total	$107,000

The assessment of fair value is preliminary and is based on information that was available to management and through the date these financial statements were available to be issued. If additional information of events or circumstances that existed at the acquisition date becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after the date of the acquisition, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date.

Acquired personal property assets primarily consist of a furniture and fixtures, computer equipment and software, vehicles and production and processing equipment (“Personal Property”), which were valued primarily using a cost approach to estimate the replacement cost of the assets and consideration of depreciation based on the effective age of the asset. Acquired real property assets consist primarily of building and improvements as well as some land and land improvements (“Real Property”), which were valued based on a combination of the cost comparison and sales approaches. The cost approach estimated the replacement cost of the assets and consideration of an appropriate allowance for depreciation based on the effective ages of the assets relative to the expected physical lives and conditions of the assets while the sales comparison approach values similar properties that have been sold within a reasonable period from the valuation date.

Identifiable intangible assets acquired consist of customer relationships, trade names and cannabis licenses. The customer relationships were valued using the lost profits method which applies a with and without key customer scenario to determine the value of such relationships to the Company. The Company determined the useful life of the customer relationships to be 5 years based on similar market participant studies and the length of historical customer relationships. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade name to be 3 years because of the anticipated future use of the trade name and industry norms. The cannabis licenses were valued using the multi-period excess earnings method. The Company determined the useful life of the cannabis licenses to be 10 years as similar to other market participants within the industry. The identifiable intangible assets are amortized using the straight-line method over their respective useful lives.

Goodwill is recognized as the excess of consideration over the net assets acquired of Theraplant and represents the value derived by Theraplant’s market share and expected growth in the market.

True Harvest, LLC

On December 31, 2021, the Company closed its previously announced acquisition of the assets of Arizona-based True Harvest, LLC. Under the terms of the acquisition, The Company paid total consideration of $68,671 thousand, including $12,500 thousand in cash, $20,892 thousand in the form of a convertible note, and $14,399 thousand in fair value of shares issued of the Company’s common stock. In addition, Contingent upon True Harvest achieving a certain price point per pound of cannabis flower relative to total flower production within 36 months of the closing of the transaction, the Company will pay additional consideration of up to $35,000 thousand in the form of an earnout, payable in shares of common stock of the Company. The fair value of such contingent consideration was $20,880 thousand and is included in consideration transferred. Up to 1,100 thousand shares are contingently returnable to Greenrose if the Greenrose common stock price reaches $12.50 per share for 20 consecutive trading days, and the fair value of such contingently returnable shares has been determined to be $0 as of the date of the transaction.

This acquisition qualified as a business combination in accordance with ASC 805. In accordance with the ASC 805, acquisition method of accounting, the purchase price allocation of assets acquired, and liabilities assumed of True Harvest are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date. Accordingly, the Company recorded an allocation of the acquisition consideration to True Harvest’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill. During the three months ended March 31, 2022, we recorded a measurement period purchase accounting adjustment of $5,620 thousand related to the True Harvest acquisition, with a related impact to goodwill (see note 5).

Preliminary Purchase Price Allocation

The following is a summary of the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date on December 31, 2021 without consideration of any measurement period adjustments which are reflected in Note 5:

(in thousands)
Inventory	$4,705
Fixed assets	8,780
Other Assets	50
Intangible assets	8,000
Note Payable – Term – Long	(4,600)
Net identifiable assets acquired	16,935
Goodwill	51,736
Total acquisition consideration	$68,671

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$2,000	3
Customer relationships	6,000	5
Total	$8,000

The assessment of fair value is preliminary and is based on information that was available to management and through the date these financial statements were available to be issued. If additional information of events or circumstances that existed at the acquisition date becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after the date of the acquisition, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date.

Acquired personal property assets primarily consist of a furniture and fixtures, computer equipment and software, vehicles and production and processing equipment (“Personal Property”), which were valued primarily using a cost approach to estimate the replacement cost of the assets and consideration of depreciation based on the effective age of the asset.

Identifiable intangible assets acquired consist of customer relationships and trade names. The customer relationships were valued using the lost profits method which applies a with and without key customer scenario to determine the value of such relationships to the Company. The Company determined the useful life of the customer relationships to be 5 years based on similar market participant studies and the length of historical customer relationships. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade name to be 3 years because of the anticipated future use of the trade name and industry norms. The identifiable intangible assets are amortized using the straight-line method over their respective useful lives.

Goodwill is recognized as the excess of consideration over the net assets acquired of True Harvest and represents the value derived by True Harvest’s market share and expected growth in the market.

2. Business Combinations

Theraplant, LLC

On November 26, 2021, the Company consummated the Theraplant Business Combination. Under the terms of the acquisition, the Company paid consideration of $153,040 thousand at close, consisting of $91,196 thousand in cash, $43,500 thousand in fair value of shares issued of the Company’s common stock, $9,616 thousand in the form of a convertible note, paid down $6,754 thousand of outstanding debt and agreed to pay an incremental $1,975 thousand based upon the sale of an investment and certain tax reimbursements on the date of the transaction.

This acquisition qualified as a business combination in accordance with ASC 805, Business Combinations (“ASC 805”). In accordance with the ASC 805, acquisition method of accounting, the purchase price allocation of assets acquired, and liabilities assumed of Theraplant are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date. Accordingly, the Company recorded an allocation of the acquisition consideration to Theraplant’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill.

Preliminary Purchase Price Allocation

The following is a summary of the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Trade receivables	$1,425
Inventory	7,965
Other Current Assets	593
Fixed Assets	16,074
Leafline Industries, LLC	2,259
Intangible assets	107,000
Accounts payable and other liabilities	(1,025)
Accrued Liabilities	(1,173)
Net identifiable assets acquired	133,118
Goodwill	19,922
Total acquisition consideration	$153,040

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$4,000	3
Customer relationships	23,000	5
Licenses	80,000	10
Total	$107,000

The assessment of fair value is preliminary and is based on information that was available to management and through the date these financial statements were available to be issued. If additional information of events or circumstances that existed at the acquisition date becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after the date of the acquisition, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date.

Acquired personal property assets primarily consist of a furniture and fixtures, computer equipment and software, vehicles and production and processing equipment (“Personal Property”), which were valued primarily using a cost approach to estimate the replacement cost of the assets and consideration of depreciation based on the effective age of the asset. Acquired real property assets consist primarily of building and improvements as well as some land and land improvements (“Real Property”), which were valued based on a combination of the cost comparison and sales approaches. The cost approach estimated the replacement cost of the assets and consideration of an appropriate allowance for depreciation based on the effective ages of the assets relative to the expected physical lives and conditions of the assets while the sales comparison approach values similar properties that have been sold within a reasonable period from the valuation date.

Identifiable intangible assets acquired consist of customer relationships, trade names and cannabis licenses. The customer relationships were valued using the lost profits method which applies a with and without key customer scenario to determine the value of such relationships to the Company. The Company determined the useful life of the customer relationships to be 5 years based on similar market participant studies and the length of historical customer relationships. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade name to be 3 years because of the anticipated future use of the trade name and industry norms. The cannabis licenses were valued using the multi-period excess earnings method. The Company determined the useful life of the cannabis licenses to be 10 years as similar to other market participants within the industry. The identifiable intangible assets are amortized using the straight-line method over their respective useful lives.

Goodwill is recognized as the excess of consideration over the net assets acquired of Theraplant and represents the value derived by Theraplant’s market share and expected growth in the market.

True Harvest, LLC

On December 31, 2021, the Company closed its previously announced acquisition of the assets of Arizona-based True Harvest, LLC. Under the terms of the acquisition, The Company paid total consideration of $68,671 thousand, including $12,500 thousand in cash, $20,892 thousand in the form of a convertible note, and $14,399 thousand in fair value of shares issued of the Company’s common stock. In addition, Contingent upon True Harvest achieving a certain price point per pound of cannabis flower relative to total flower production within 36 months of the closing of the transaction, the Company will pay additional consideration of up to $35,000 thousand in the form of an earnout, payable in shares of common stock of the Company. The fair value of such contingent consideration was $20,880 thousand and is included in consideration transferred. Up to 1,100 thousand shares are contingently returnable to Greenrose if the Greenrose common stock price reaches $12.50 per share for 20 consecutive trading days, and the fair value of such contingently returnable shares has been determined to be $0 as of the date of the transaction.

This acquisition qualified as a business combination in accordance with ASC 805. In accordance with the ASC 805, acquisition method of accounting, the purchase price allocation of assets acquired, and liabilities assumed of True Harvest are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date. Accordingly, the Company recorded an allocation of the acquisition consideration to True Harvest’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill.

Preliminary Purchase Price Allocation

The following is a summary of the estimated fair values of the assets acquired and liabilities assumed:

(in thousands)
Inventory	$4,705
Fixed assets	8,780
Other Assets	50
Intangible assets	8,000
Note Payable – Term – Long	(4,600)
Net identifiable assets acquired	16,935
Goodwill	51,736
Total acquisition consideration	$68,671

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$2,000	3
Customer relationships	6,000	5
Total	$8,000

The assessment of fair value is preliminary and is based on information that was available to management and through the date these financial statements were available to be issued. If additional information of events or circumstances that existed at the acquisition date becomes available to management related to assets acquired or liabilities assumed subsequent to this preliminary assessment of fair value but not later than one year after the date of the acquisition, measurement period adjustments will be recorded in the period in which they are determined, as if they had been completed at the acquisition date.

Acquired personal property assets primarily consist of a furniture and fixtures, computer equipment and software, vehicles and production and processing equipment (“Personal Property”), which were valued primarily using a cost approach to estimate the replacement cost of the assets and consideration of depreciation based on the effective age of the asset.

Identifiable intangible assets acquired consist of customer relationships and trade names. The customer relationships were valued using the lost profits method which applies a with and without key customer scenario to determine the value of such relationships to the Company. The Company determined the useful life of the customer relationships to be 5 years based on similar market participant studies and the length of historical customer relationships. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade name to be 3 years because of the anticipated future use of the trade name and industry norms. The identifiable intangible assets are amortized using the straight-line method over their respective useful lives.

Goodwill is recognized as the excess of consideration over the net assets acquired of True Harvest and represents the value derived by True Harvest’s market share and expected growth in the market.

Financial and Pro Forma Information

The following unaudited pro forma financial information presents the results of operations as if the Theraplant Business Combination and True Harvest acquisition had occurred on January 1, 2020. Revenue and earnings of Theraplant included in the historical consolidated statement of operations for the period November 27, 2021 through December 31, 2021 (Successor) were $25,395 and $10,258, respectively and no revenue or earnings from True Harvest have been included in the historical consolidated results of operations for the November 27, 2021 through December 31, 2021 (Successor).

The historical results for the year ended December 31, 2020 and for the period ended November 26, 2021 (Predecessor) only reflect the operations of Theraplant. These unaudited pro forma results may not necessarily reflect the actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma information reflects the step-up depreciation and amortization adjustments for the fair value of the assets acquired, amortization of the step-up value for the inventory acquired, the change in interest expense between the notes issued as consideration and the debt extinguished and transaction costs being recorded to the earliest period presented.

(in thousands)	For the period ended December 31, 2021 (unaudited)	For the year ended December 31, 2020 (unaudited)
Pro forma Revenue	$42,717	$36,411
Pro forma Net Income (Loss)	$2,565	$(14,716)